Intangible Assets, Net (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets, Net (Textual)
Amortization of trademarks and copyrights	$ 141	$ 142	$ 565	$ 563
Useful life of intangible assets, net			20 years
Trademarks [Member]
Intangible Assets, Net (Textual)
Useful life of intangible assets, net			12 years